Accounts Receivable, Net	12 Months Ended
Mar. 31, 2023
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is analyzed as follows:

	As of March 31,
	2022	2023
	$	$

Accounts receivable	2,311	2,440
Less: allowance for expected credit losses	(51)	(554)
Total accounts receivable, net	2,260	1,886

Details of the movements of the expected credit loss provision are as follows:

	Year ended March 31,
	2021	2022	2023
	$	$	$

At beginning of year	-	-	51
Provision for the year	-	51	503
At end of year	-	51	554

As of March 31, 2023, $28 of expected credit loss provision was related to an off-balance sheet exposure of a customer (2022: $8).